Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of cash flows [abstract]
Transaction costs			$ 384
Interest paid and capitalized	$ 5,481	$ 9,607	$ 11,722